Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Information About Investees [Line Items]
Bad debt expenses	$ 1,723	$ 1,373	$ 652
Total expense of employee benefit liabilities	$ 30,941	$ 35,036	$ 29,557
Percentage of decline in fair value of financial assets	20.00%
Revenues from training services, terms	3 months
Adjustment to the opening retained earnings	$ 874
Magic [Member]
Disclosure Of Information About Investees [Line Items]
Description of voting rights	The Company, as of December 31, 2018 there were just four financial institutions holding more than 5% of Magic's voting power (each representing 7.4%, 6.0%, 5.9% and 5.6% of votes respectively). There is no evidence that any of the shareholders have or had granted to any other shareholder a voting proxy at the general meeting. Over the last five years from 2014 to 2018, Magic's general meetings were attended by shareholders representing not more than 70% of total voting rights (including the Company's share power and bearing in mind that the Company presently holds approximately 45.21% of total voting power). This means that the level of activity of Magic's other shareholders is relatively moderate or low. As of December 31, 2018, the attendance from shareholders would have to be higher than 90.4% in order to deprive the Company of an absolute majority of votes at the general meeting.
Description of governing bodies	Magic's board of directors is composed of 5 members, 3 of whom are independent directors. In recent years, the Company has consistently reappointed mostly the same members of the board of directors.
Sapiens [Member]
Disclosure Of Information About Investees [Line Items]
Description of voting rights	The Company, just two financial institution held more than 5% of the voting rights at the general meeting (representing 5.1%, and 6.5%, of the votes, respectively). There is no evidence that any shareholders have or had granted to any other shareholder a voting proxy at the general meeting. Over the last five years from 2014 to 2018, Sapiens’ general meetings were attended by shareholders representing in total between 70% and 80% of the total voting power (including the Company’s share power and bearing in mind that the Company presently holds approximately 48.08% of total voting rights). This means that the level of activity of Sapiens’ other shareholders is relatively moderate or low. As of December 31, 2018, the attendance from shareholders would have to be higher than 96.2% in order to deprive the Company of an absolute majority of votes at the general meeting.
Description of governing bodies	Sapiens' board of directors is composed of 6 members, 4 of whom are independent directors. For the last 8 years, the Company has consistently reappointed the same members of the board of directors.
Matrix [Member]
Disclosure Of Information About Investees [Line Items]
Description of voting rights	The Company, as of December 31, 2018 there were just four financial institutions holding more than 5% of Magic's voting power (each representing 7.4%, 6.0%, 5.9% and 5.6% of votes respectively). There is no evidence that any of the shareholders have or had granted to any other shareholder a voting proxy at the general meeting. Over the last five years from 2014 to 2018, Magic's general meetings were attended by shareholders representing not more than 70% of total voting rights (including the Company's share power and bearing in mind that the Company presently holds approximately 45.21% of total voting power). This means that the level of activity of Magic's other shareholders is relatively moderate or low. As of December 31, 2018, the attendance from shareholders would have to be higher than 90.4% in order to deprive the Company of an absolute majority of votes at the general meeting.
Description of governing bodies	Matrix's board of directors is composed of 5 members, 3 of whom are independent directors. For the last 5 years (i.e., 2014-2018), the Company has consistently reappointed mostly the same members of the board of directors.
Computer software [member]
Disclosure Of Information About Investees [Line Items]
Useful life of intangible assets, years	5-7 years